DISPOSAL OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Disposal Of Assets [Abstract]
Summary of Disposals
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Malaysia Utility-scale Solar Portfolio	Brazil Hydroelectric Portfolio	Total
Proceeds, net of transaction costs	$33	$90	$123
Carrying value of net assets held for sale
Assets	55	90	145
Liabilities	(6)	—	(6)
Non-controlling interests	(7)	—	(7)
	42	90	132
Loss on disposal, net of transaction costs	$(9)	$—	$(9)